COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($) employee	Jun. 30, 2022 employee	Mar. 31, 2022 employee
Loss Contingencies
Purchase commitment, short-term		$ 800
Purchase commitment, mid-term		1,500
Purchase commitment, long-term		$ 1,100
Number of employees | employee		90,000	90,000	90,000
Reserves on settlement		$ 62
BMC v. IBM | IBM
Loss Contingencies
Direct damages sought, value	$ 717
Punitive damages sought, value	$ 717